UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2017 Fair Value
	Investments in Securities – 122.29%
	Common Stock – 121.96%
	United States – 90.64%
	Aerospace / Defense – 2.50%
71,320	General Dynamics Corp.		$14,661,966
80,016	Northrop Grumman Corp.		23,022,203
			37,684,169
	Applications Software – 4.35%
879,090	Microsoft Corp.	(a)	65,483,414
	Auction House / Art Dealer – 0.76%
239,470	KAR Auction Services, Inc.		11,432,298
	Building Products - Cement / Aggregate – 2.33%
100,440	Martin Marietta Materials, Inc.	(a)	20,713,741
120,710	Vulcan Materials Co.		14,436,916
			35,150,657
	Coatings / Paint – 2.77%
116,585	The Sherwin-Williams Co.	(a)	41,742,093
	Commercial Services – 0.82%
85,737	Cintas Corp.	(a)	12,370,134
	Commercial Services - Finance – 3.10%
283,106	Global Payments, Inc.	(a)	26,903,563
310,544	PayPal Holdings, Inc.*		19,884,132
			46,787,695
	Computer Aided Design – 0.62%
149,978	Aspen Technology, Inc.*	(a)	9,420,118
	Computer Software – 1.65%
617,690	SS&C Technologies Holdings, Inc.	(a)	24,800,253
	Computers – 0.58%
56,751	Apple, Inc.		8,746,464
	Computers - Integrated Systems – 0.64%
184,870	Mercury Systems, Inc.*		9,591,056
	E-Commerce / Products – 2.89%
26,267	Amazon.com, Inc.*		25,251,781

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – (continued)
474,083	eBay, Inc.*		$18,233,232
			43,485,013
	E-Commerce / Services – 0.31%
200,579	Match Group, Inc.*		4,651,427
	Electronic Components - Semiconductors – 6.83%
74,684	Broadcom, Ltd.		18,113,857
483,400	Microchip Technology, Inc.		43,399,652
584,060	Xilinx, Inc.	(a)	41,368,970
			102,882,479
	Electronic Design Automation – 6.62%
1,361,600	Cadence Design Systems, Inc.*	(a)	53,742,352
571,636	Synopsys, Inc.*	(a)	46,033,847
			99,776,199
	Entertainment Software – 12.28%
890,910	Activision Blizzard, Inc.	(a)	57,472,604
522,896	Electronic Arts, Inc.*	(a)	61,733,102
643,591	Take-Two Interactive Software, Inc.*		65,794,308
			185,000,014
	Finance - Credit Card – 4.63%
265,190	MasterCard, Inc., Class A	(a)	37,444,828
306,427	Visa, Inc., Class A	(a)	32,248,377
			69,693,205
	Finance - Other Services – 5.00%
165,750	CME Group, Inc.	(a)	22,488,960
768,940	Intercontinental Exchange Group, Inc.	(a)	52,826,178
			75,315,138
	Internet Content - Entertainment – 4.61%
406,530	Facebook, Inc., Class A*	(a)	69,463,781
	Machinery – Electric Utility – 1.14%
306,578	BWX Technologies, Inc.	(a)	17,174,500

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 5.21%
116,741	Alexion Pharmaceuticals, Inc.*		$16,377,595
426,410	Celgene Corp.*	(a)	62,179,106
			78,556,701
	Medical - Outpatient / Home Medical – 0.89%
413,743	Premier, Inc., Class A*		13,475,609
	REITS - Diversified – 5.82%
311,570	American Tower Corp.		42,585,388
100,974	Equinix, Inc.		45,064,696
			87,650,084
	Retail - Discount – 3.36%
582,469	Dollar Tree, Inc.*	(a)	50,569,959
	Retail - Restaurants – 1.33%
241,181	Yum China Holdings, Inc.*		9,640,005
141,975	Yum! Brands, Inc.		10,450,780
			20,090,785
	Sector Fund – Utility – 0.24%
69,539	Utilities Select Sector SPDR Fund		3,689,044
	Semiconductor Components - Integrated Circuits – 3.21%
560,847	Analog Devices, Inc.	(a)	48,328,186
	Semiconductor Equipment – 5.12%
427,625	Applied Materials, Inc.	(a)	22,274,986
188,450	Lam Research Corp.	(a)	34,870,788
534,364	Teradyne, Inc.	(a)	19,926,434
			77,072,208
	Telephone - Integrated – 0.56%
244,706	Zayo Group Holdings, Inc.*		8,422,781
	Therapeutics – 0.47%
105,875	Agios Pharmaceuticals, Inc.*		7,067,156
	Total United States (Cost $987,656,878)		$1,365,572,620

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2017 Fair Value
	Common Stock – (continued)
	Canada – 0.69%
	Retail - Restaurants – 0.69%
162,257	Restaurant Brands International, Inc.	(a)	$10,364,977
	Total Canada (Cost $9,600,099)		$10,364,977

	China – 13.66%
	E-Commerce / Products – 4.58%
347,341	Alibaba Group Holding - Sponsored ADR*		59,989,264
234,693	JD.com, Inc. – Sponsored ADR*		8,965,273
			68,954,537
	E-Commerce / Services – 0.48%
136,594	Ctrip.com International, Ltd. - Sponsored ADR		7,203,967
	Entertainment Software – 0.75%
43,001	NetEase, Inc. - Sponsored ADR		11,344,094
	Internet Application Software – 3.28%
1,147,800	Tencent Holdings, Ltd.		49,405,157
	Internet Content - Information / Network – 4.57%
601,136	SINA Corp.*		68,920,242
	Total China (Cost $145,264,172)		$205,827,997

	France – 1.20%
	Entertainment Software – 1.20%
263,026	UBISOFT Entertainment*		18,084,829
	Total France (Cost $7,405,669)		$18,084,829

	Germany – 2.54%
	Athletic Footwear – 2.54%
169,002	adidas AG		38,240,635
	Total Germany (Cost $30,818,845)		$38,240,635

	Hong Kong – 2.10%
	Alternative Waste Technology – 2.10%
25,262,633	China Everbright International, Ltd.		31,696,627
	Total Hong Kong (Cost $7,583,113)		$31,696,627

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	Ireland – 0.12%
	Medical - Biomedical / Genetics – 0.12%
521,540	Amarin Corp. PLC – Sponsored ADR*	$1,825,390
	Total Ireland (Cost $1,752,868)	$1,825,390

	Japan – 11.01%
	Audio / Video Products – 4.05%
1,639,000	Sony Corp.	60,951,827
	Chemicals - Specialty – 2.01%
338,600	Shin-Etsu Chemical Co., Ltd.	30,261,711
	Cosmetics & Toiletries – 1.44%
541,800	Shiseido Co., Ltd.	21,669,707
	Electronic Components - Miscellaneous – 0.98%
561,700	Alps Electric Co., Ltd.	14,815,734
	Entertainment Software – 0.32%
126,100	Square Enix Holdings Co., Ltd.	4,738,752
	Finance - Other Services – 1.35%
1,152,578	Japan Exchange Group, Inc.	20,386,851
	Metal Products - Distribution – 0.86%
494,474	MISUMI Group, Inc.	13,016,184
	Total Japan (Cost $128,410,505)	$165,840,766
	Total Common Stock (Cost $1,318,492,149)	$1,837,453,841

Par
	Convertible Bonds – 0.33%
	United States – 0.33%
	E-Commerce / Services – 0.33%
3,476,000	The Priceline Group, Inc., 0.35%, due 06/15/2020	5,033,683
	Total United States (Cost $4,153,128)	$5,033,683
	Total Convertible Bonds (Cost $4,153,128)	$5,033,683

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

September 30, 2017 Fair Value
Total Investments in Securities (Cost $1,322,645,277) – 122.29%	$1,842,487,524

Other Liabilities in Excess of Assets – (22.29%)**	(335,892,151)

Members’ Capital – 100.00%	$1,506,595,373

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $173,987,524 invested in a U.S. Dollar Cash Deposit Account at the Bank of New York Mellon, which is 11.55% of Members’ Capital and foreign currency with a U.S. Dollar value $23,104,864 held in a BNY Mellon Custody Foreign Cash Account, which is 1.53% of Members’ Capital and $77,421,593 is restricted cash held and is in a segregated account with the Custodian primarily as collateral for swap contracts.

At December 31, 2016, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,211,454,237 and 483,029,012, respectively.

For Federal income tax purposes, at December 31, 2016, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $141,966,501, consisting of $206,005,763 gross unrealized gain and $64,039,262 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Contracts		September 30, 2017 Fair Value
	Purchased Options – 4.76%
	Equity Options – 4.75%
	Equity Call Options – 3.84%
	United States – 3.66%
	Aerospace / Defense – 0.45%
2,340	The Boeing Co., 02/16/2018, $230	$6,821,100
	Auto - Cars / Light Trucks – 0.03%
11,957	Ford Motor Co., 12/15/2017, $12	454,366
	Beverages - Non-Alcoholic – 0.07%
7,243	The Coca-Cola Co., 11/17/2017, $44	1,064,721
	Computers – 0.12%
2,335	Apple, Inc., 11/17/2017, $150	1,769,930
	Consumer Products - Miscellaneous – 0.00%
2,414	Kimberly-Clark Corp., 10/20/2017, $130	28,968
	Cosmetics & Toiletries – 0.06%
2,420	The Procter & Gamble Co., 10/20/2017, $87.50	868,780
	Diversified Manufacturing Operations – 0.06%
12,072	General Electric Co., 12/15/2017, $30	36,216
9,339	General Electric Co., 06/15/2018, $25	924,561
		960,777
	E-Commerce / Services – 0.42%
1,167	MercadoLibre, Inc., 01/19/2018, $210	6,348,480
	Electronic Components - Semiconductors – 1.42%
9,272	Micron Technology, Inc., 01/19/2018, $30	9,318,360
2,318	NVIDIA Corp., 03/16/2018, $130	12,111,550
		21,429,910
	Enterprise Software / Services – 0.27%
2,318	Workday, Inc., 03/16/2018, $92.50	4,079,680
	Internet Content - Entertainment – 0.56%
1,985	Netflix, Inc., 12/15/2017, $140	8,416,400
	Medical - Biomedical / Genetics – 0.08%
2,340	Exelixis, Inc., 01/19/2018, $21	1,123,200

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Contracts		September 30, 2017 Fair Value
	Purchased Options – (continued)
	Equity Options – (continued)
	Equity Call Options – (continued)
	United States (continued)
	Retail - Discount – 0.04%
3,709	Target Corp., 01/19/2018, $62.50	$541,514
	Sector Fund - Real Estate – 0.06%
7,174	iShares U.S. Real Estate ETF, 12/15/2017, $81	817,836
	Sector Fund - Utility – 0.02%
9,272	Utilities Select Sector SPDR Fund, 03/16/2018, $57	324,520
	Total United States (Cost $48,440,384)	$55,050,182

	China – 0.18%
	E-Commerce / Products – 0.15%
4,636	JD.com, Inc., 03/16/2018, $36	2,318,000
	E-Commerce / Services – 0.03%
2,335	Ctrip.com International, Ltd., 12/15/2017, $55	408,625
	Total China (Cost $4,856,960)	$2,726,625
	Total Equity Call Options (Cost $53,297,344)	$57,776,807

	Equity Put Options – 0.91%
	United States – 0.91%
	Growth & Income – Large Capital – 0.05%
4,507	SPDR S&P 500 ETF Trust, 01/19/2018, $230	757,176
	Sector Fund - Technology – 0.80%
31,089	PowerShares QQQ Trust Series 1, 01/19/2018, $130	3,544,146
9,327	PowerShares QQQ Trust Series 1, 01/19/2018, $136	1,837,419

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Contracts		September 30, 2017 Fair Value
	Purchased Options – (continued)
	Put Options – (continued)
	United States (continued)
	Sector Fund - Technology (continued)
16,921	PowerShares QQQ Trust Series 1, 03/16/2018, $140	$6,785,321
		12,166,886
	Sector Fund - Utility – 0.06%
7,174	Utilities Select Sector SPDR Fund, 01/19/2018, $52	839,358
	Total United States (Cost $31,643,693)	$13,763,420
	Total Equity Put Options (Cost $31,643,693)	$13,763,420
	Total Equity Options (Cost $84,941,037)	$71,540,227

	Currency Call Options – 0.01%
	United States – 0.01%
	Currency Put Options – 0.01%
	Currency – 0.01%
84,503,681	USD-CNH, 02/01/2018, $7.25	41,869
58,508,226	USD-CNH, 06/15/2018, $7.25	168,547
		210,416
	Total United States (Cost $1,494,672)	$210,416
	Total Currency Put Options (Cost $1,494,672)	$210,416
	Total Purchased Options (Cost $86,435,709)	$71,750,643

CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2017 Fair Value
	Securities Sold, Not Yet Purchased – 47.04%
	Common Stock – 47.04%
	United States – 38.21%
	Aerospace & Defense – 1.09%
64,360	The Boeing Co.	$16,360,956
	Apparel Manufacturers – 0.60%
208,477	Hanesbrands, Inc.	5,136,873
61,289	VF Corp.	3,896,142
		9,033,015
	Appliances – 0.60%
49,256	Whirlpool Corp.	9,084,777
	Auto - Cars / Light Trucks – 0.41%
517,483	Ford Motor Co.	6,194,271
	Beverages Non-Alcoholic – 2.05%
687,415	The Coca-Cola Co.	30,940,549
	Casino Hotels – 0.58%
137,174	Las Vegas Sands Corp.	8,801,084
	Commercial Services - Finance – 0.45%
355,307	The Western Union Co.	6,821,894
	Computer Services – 0.65%
288,730	Teradata Corp.*	9,756,187
	Computers - Memory Devices – 1.05%
478,805	Seagate Technology PLC	15,881,962
	Consumer Products - Miscellaneous – 1.54%
197,467	Kimberly-Clark Corp.	23,237,917
	Cosmetics & Toiletries – 1.51%
250,640	The Procter & Gamble Co.	22,803,227
	Diversified Manufacturing Operations – 0.72%
449,506	General Electric Co.	10,869,055
	E-Commerce / Services – 0.34%
2,801	The Priceline Group, Inc.*	5,128,127
	Electric - Integrated – 2.91%
215,100	Consolidated Edison, Inc.	17,354,268

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric - Integrated (continued)
191,460	Duke Energy Corp.	$16,067,323
210,331	The Southern Co.	10,335,665
		43,757,256
	Electronic Components - Semiconductors – 5.73%
1,315,912	Intel Corp.	50,109,929
202,820	NVIDIA Corp.	36,258,131
		86,368,060
	Enterprise Software / Services – 1.24%
176,744	Workday, Inc., Class A*	18,627,050
	Internet Content - Entertainment – 2.24%
185,905	Netflix, Inc.*	33,713,872
	Medical - Biomedical / Genetics – 0.15%
92,718	Exelixis, Inc.*	2,246,557
	Motorcycle / Motor Scooter – 0.47%
146,606	Harley-Davidson, Inc.	7,067,875
	Networking Products – 0.41%
185,436	Cisco Systems, Inc.	6,236,213
	REITS - Apartments – 0.59%
49,615	AvalonBay Communities, Inc.	8,852,308
	REITS - Diversified – 0.60%
118,300	Vornado Realty Trust	9,094,904
	REITS - Health Care – 0.49%
262,537	HCP, Inc.	7,306,405
	REITS - Office Property – 1.06%
90,600	Boston Properties, Inc.	11,132,928
47,580	SL Green Realty Corp.	4,820,806
		15,953,734
	REITS - Regional Malls – 0.44%
40,859	Simon Property Group, Inc.	6,578,708

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITS - Shopping Centers – 1.13%
62,777	Federal Realty Investment Trust	$7,797,531
474,300	Kimco Realty Corp.	9,272,565
		17,070,096
	REITS - Storage – 1.13%
81,486	Extra Space Storage, Inc.	6,512,361
49,257	Public Storage	10,540,505
		17,052,866
	Rental Auto / Equipment – 0.30%
120,416	Avis Budget Group, Inc.*	4,583,033
	Retail - Apparel / Shoes – 0.74%
538,600	Ascena Retail Group, Inc.*	1,319,570
350,222	Chico’s FAS, Inc.	3,134,487
23,348	The Children’s Place, Inc.	2,758,566
268,505	Tailored Brands, Inc.	3,877,212
		11,089,835
	Retail - Arts & Crafts – 0.25%
173,847	The Michaels Cos., Inc.*	3,732,495
	Retail - Bedding – 0.34%
217,500	Bed Bath & Beyond, Inc.*	5,104,725
	Retail - Discount – 1.47%
374,466	Target Corp.	22,097,239
	Retail - Mail Order – 0.31%
92,718	Williams-Sonoma, Inc.	4,622,919
	Retail - Miscellaneous / Diversified – 0.12%
93,393	Sally Beauty Holdings, Inc.*	1,828,635
	Retail - Regional Department Stores – 1.09%
99,440	Dillard’s, Inc., Class A	5,575,601
238,522	Kohl’s Corp.	10,888,529
		16,464,130
	Sector Fund – Real Estate – 1.06%
199,344	iShares US Real Estate ETF	15,923,599

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Sector Fund – Technology – 1.80%
291,191	VanEck Vectors Semiconductor ETF	$27,173,944
	Transport - Services – 0.55%
107,986	C.H. Robinson Worldwide, Inc.	8,217,735
	Total United States (Proceeds $578,456,558)	$575,677,214

	Argentina – 0.20%
	E-Commerce / Services – 0.20%
11,590	MercadoLibre, Inc.	3,000,999
	Total Argentina (Proceeds $2,813,292)	$3,000,999

	China – 0.53%
	Computers – 0.27%
7,476,000	Lenovo Group, Ltd.	4,125,294
	Metal Processors & Fabrication – 0.14%
4,170,000	China Zhongwang Holdings, Ltd.	2,130,185
	Semiconductor Components - Integrated Circuits – 0.12%
1,520,000	Semiconductor Manufacturing International Corp.*	1,716,408
	Total China (Proceeds $8,973,626)	$7,971,887

	Finland – 0.20%
	Wireless Equipment – 0.20%
509,950	Nokia OYJ - Sponsored ADR	3,049,501
	Total Finland (Proceeds $2,969,036)	$3,049,501

	Hong Kong – 2.49%
	Distribution / Wholesale – 0.22%
6,701,000	Li & Fung, Ltd.	3,363,056
	Electric - Integrated – 0.82%
281,500	CLP Holdings, Ltd.	2,885,015
1,096,500	Power Assets Holdings, Ltd.	9,496,964
		12,381,979
	Finance - Other Services – 0.74%
411,654	Hong Kong Exchanges and Clearing, Ltd.	11,067,766

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Gas - Distribution – 0.71%
5,650,260	Hong Kong & China Gas Co., Ltd.	$10,619,470
	Total Hong Kong (Proceeds $34,546,674)	$37,432,271

	India – 0.49%
	Computer Services – 0.49%
506,220	Infosys, Ltd. - Sponsored ADR	7,385,750
	Total India (Proceeds $8,051,629)	$7,385,750

	Japan – 2.64%
	Auto - Cars / Light Trucks – 0.88%
111,018	Toyota Motor Corp. - Sponsored ADR	13,230,015
	Electric - Integrated – 0.56%
431,900	Chubu Electric Power Co., Inc.	5,360,288
244,917	The Kansai Electric Power Co., Inc.*	3,132,126
		8,492,414
	Retail - Apparel / Shoes – 0.82%
42,000	Fast Retailing Co., Ltd.	12,384,118
	Retail - Discount – 0.38%
386,949	Aeon Co., Ltd.	5,715,101
	Total Japan (Proceeds $38,624,098)	$39,821,648

	Macau – 0.51%
	Casino Hotels – 0.51%
1,483,200	Sands China, Ltd.	7,719,135
	Total Macau (Proceeds $5,520,937)	$7,719,135

	Netherlands – 1.45%
	Semiconductor Equipment – 1.45%
127,888	ASML Holding NV	21,894,426
	Total Netherlands (Proceeds $14,069,797)	$21,894,426

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2017 Fair Value
	Common Stock – (continued)
	Sweden – 0.18%
	Networking Products – 0.18%
463,591	Telefonaktiebolaget LM Ericsson - Sponsored ADR	$2,665,648
	Total Sweden (Proceeds $2,585,596)	$2,665,648

	Taiwan – 0.14%
	Semiconductor Components - Integrated Circuits – 0.14%
823,293	United Microelectronics Corp. - Sponsored ADR	2,058,232
	Total Taiwan (Proceeds $1,964,167)	$2,058,232
	Total Common Stock (Proceeds $698,575,410)	$708,676,711
	Total Securities Sold, Not Yet Purchased (Proceeds $698,575,410)	$708,676,711

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - 2.60%
	Total Return Swap Contracts - Long - 3.76%
	United States – 1.49%
	Private Equity - 0.23%
$9,843,763	6/1/2018	KKR & Co., LP.	$1,165,015
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

15,972,920	6/1/2018	The Blackstone Group LP.	2,238,840
		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of The Blackstone Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

			3,403,855
	Web Portals / ISP - 1.26%
48,169,549	6/1/2018	Alphabet Inc., Class A	19,047,103
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.

	Total United States		$22,450,958
	South Korea – 1.88%
	Electronic Components - Semiconductors - 1.88%
34,707,456	12/28/2018	Samsung Electronics Co., Ltd	28,362,851
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

	Total South Korea		$28,362,851
	Spain – 0.17%
	Satellite Telecommunications - 0.17%
8,773,233	1/4/2019	Cellnex Telecom SAU	2,592,055
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Spain		$2,592,055

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Taiwan – 0.12%
	Photo Equipment & Supplies - 0.12%
$27,123,389	1/25/2018	Largan Precision Co., Ltd.	$1,760,052
		Agreement with Morgan Stanley, dated 04/05/2017 to receive the total return of the shares of Largan Precision Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%*.

	Total Taiwan		$1,760,052
	United Kingdom – 0.10%
	Retail - Discount - 0.10%
5,403,034	12/13/2018	B&M European Value Retail SA	1,455,978
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total United Kingdom		$1,455,978
	Total Return Swap Contracts - Long		$56,621,894

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (1.16%)
	Australia - (0.35%)
	Commercial Banks - Non-US - (0.18%)
$9,922,931	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(1,142,943)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

10,176,902	12/27/2019	Westpac Banking Corp.	(1,577,728)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,720,671)
	Food - Retail - (0.17%)
15,025,554	12/27/2019	Wesfarmers, Ltd.	(1,908,158)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

10,668,277	12/27/2019	Woolworths, Ltd.	(713,796)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,621,954)
	Total Australia		$(5,342,625)
	Denmark – (0.07%)
	Medical - Drugs - (0.07%)
2,389,334	1/4/2019	Novo Nordisk A/S, Class B	(985,853)
		Agreement with Morgan Stanley, dated 03/24/2017 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Denmark		$(985,853)
	Japan - 0.06%
	Electric - Integrated - 0.08%
5,784,859	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	1,144,096
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Gas - Distribution - 0.05%
$13,979,182	12/24/2019	Osaka Gas Co., Ltd.	$790,601
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.

	Office Automation & Equipment - (0.07%)
12,198,115	12/24/2019	Ricoh Co., Ltd.	(1,100,531)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.

	Photo Equipment & Supplies - 0.00%
6,812,927	12/24/2019	Konica Minolta, Inc.	43,384
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Japan		$877,550
	Netherlands – 0.02%
	Food - Retail - 0.02%
8,380,422	1/4/2019	Koninklijke Ahold Delhaize NV	275,970
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%*.

	Total Netherlands		$275,970
	South Korea – (0.65%)
	Electronic Components - Miscellaneous - 0.02%
6,471,935	12/28/2018	LG Display Co., Ltd.	252,654
		Agreement with Morgan Stanley, dated 10/04/2013 to deliver the total return of the shares of LG Display Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.44%*.

	Electronic Components - Semiconductors - (0.67%)
4,958,206	12/28/2018	SK Hynix, Inc.	(4,817,095)
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

5,402,658	4/2/2019	SK Hynix, Inc.	(5,248,898)
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(10,065,993)
	Total South Korea		$(9,813,339)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Spain – 0.02%
	Food - Retail - 0.02%
$3,998,016	1/4/2019	Distribuidora Internacional de Alimentacion SA	$333,556
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Spain		$333,556
	Switzerland – (0.03%)
	Retail - Jewelry - (0.03%)
4,485,126	5/10/2018	The Swatch Group AG	(405,548)
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%*.

	Total Switzerland		$(405,548)
	Taiwan – (0.10%)
	Computers - Peripheral Equipment - (0.04%)
10,271,581	1/25/2018	Innolux Display Corp.	(631,863)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.50%*.

	Electronic Components - Miscellaneous - 0.02%
11,490,601	1/25/2018	AU Optronics Corp.	252,739
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.50%*.

	Semiconductor Components - Integrated Circuits - (0.08%)
3,555,423	1/25/2018	United Microelectronics Corp.	(1,073,650)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Taiwan		$(1,452,774)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		September 30, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	United Kingdom – (0.06%)
	Retail - Apparel / Shoe - (0.08%)
$10,092,105	12/13/2018	Next PLC	$(1,182,793)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Retail - Major Dept Store - 0.02%
8,670,941	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	259,027
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Total United Kingdom		$(923,766)
	Total Return Swap Contracts - Short		$(17,436,829)
	Total Swap Contracts, net		$39,185,065

*Financing rate is variable. Rate indicated is as of September 30, 2017.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	September 30, 2017 Fair Value

Forward Currency Exchange Contracts - (0.17%)
Buy Contracts - (0.17%)
United States - (0.17%)
Morgan Stanley & Co., LLC	April 2018	CNH	(332,591,299)	USD	46,892,719	$(2,530,119)
Total United States						$(2,530,119)
Total Buy Contracts						$(2,530,119)
Total Forward Currency Exchange Contracts						$(2,530,119)

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Company’s investment at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$1,837,453,841	Common Stock	$708,676,711
Equity Options	71,540,227	Equity Options	-

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Convertible Bonds	5,033,683	Convertible Bonds	-
Total Return Swaps	59,973,921	Total Return Swaps	20,788,856
Forward Contracts	-	Forward Contracts	2,530,119
Currency Options	210,416	Currency Options	-

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-

Total	$1,974,212,088	Total	$731,995,686

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	11/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	11/15/2017

By (Signature and Title)*	/s/Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	11/15/2017

* Print the name and title of each signing officer under his or her signature.